Derivative Instruments Accounted for at Fair Value - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 23, 2022	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedges held			$ 0	$ 0
Description of Interest Rate Derivative Activities		In July 2020, the Company entered into floating-to-fixed interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility.
Unrealized Gain loss on Derivatives			25,124,000	791,000	$ 2,762,000
Collateral amount held with swap provider			$ 0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability				5,100,000
Unrealized Gain loss on Derivatives				2,200,000
September Two Thousand Twenty Secured Revolving Credit Facility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			250.00%
September Two Thousand Twenty Secured Revolving Credit Facility [Member] | SOFR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.26161%
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain loss on Derivatives			$ 10,500,000	2,800,000
Outstanding secured borrowings, interest rate terms			3-month LIBOR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility.
Fair value of Derivative asset			$ 7,400,000	3,200,000
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of Derivative liability			12,500,000	500,000
Unrealized Gain loss on Derivatives			13,100,000	500,000
Interest Rate Swap [Member] | ING And SocGen [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain loss on Derivatives			1,500,000	70,000.00
Fair value of Derivative asset			$ 2,100,000	$ 600,000
Interest Rate Swap [Member] | Banco Santander Chile SA [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional Swaps Percentage			70.00%
Derivative, Fixed Interest Rate			1.627%
Interest Rate Swap [Member] | Deutsche Bank AG London [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional Swaps Percentage			30.00%
Derivative, Fixed Interest Rate			2.137%
Interest Rate Swap [Member] | Nordea Bank Abp [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate				1.296%
Interest Rate Swap [Member] | National Australia Bank Limited [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate				1.296%
Interest Rate Swap [Member] | ABN AMRO Bank N.V [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate				1.296%
Interest Rate Swap [Member] | BNP Paribas S.A. [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Fixed Interest Rate				1.296%
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 6,300,000